FAIR VALUE MEASUREMENTS - Estimated Fair Values of Company's Debt (Detail) (Significant unobservable inputs, Level 3 [Member], USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Carrying Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt	$ 777,670	$ 328,473	$ 345,408
Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt	$ 823,603	$ 364,329	$ 359,753